Finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other income & finance costs [Line Items]
Discount on disposal of marketable securities	$ 5,147	$ 0
Other interest and financing costs	7,764	3,288
Asset retirement obligation accretion (Note 17)	5,915	4,869
Interest expense on lease liabilities	1,918	1,657
Total finance costs	82,203	56,888
Less: capitalized interest	(50,596)	(33,839)
Finance costs	31,607	23,049
Senior Notes
Disclosure of other income & finance costs [Line Items]
Interest cost	31,518	31,502
Term Facility
Disclosure of other income & finance costs [Line Items]
Interest cost	37,069	17,512
Redemption option derivative asset
Disclosure of other income & finance costs [Line Items]
Change in fair value of redemption option derivative (Note 16)	$ (7,128)	$ (1,940)